Reserves - Summary of Reserves (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reserves within equity [Line Items]
Beginning balance	¥ 61,601	¥ 58,778	¥ 52,366
Unrealized gains on cash flow hedges (Note 24)	(110)	43	35
Fair value changes of available-for-sale investments held by an associate	7	(24)
Actuarial gains (losses) on post-retirement benefit obligations	40	(115)	124
Profit for the year	3,480	2,930	6,810
Issue of shares	9,442
Ending balance	72,646	61,601	58,778
Share premium [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	29,540	29,540
Unrealized gains on cash flow hedges (Note 24)	0
Fair value movements in equity investments designated at fair value through other comprehensive income	0
Fair value changes of available-for-sale investments held by an associate	0
Actuarial gains (losses) on post-retirement benefit obligations	0
Transfer from retained profits	0
Profit for the year	0
Final dividend	0
Issue of shares	7,530
Ending balance	37,070	29,540	29,540
Share premium [member] | Previously stated [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	29,540
Ending balance		29,540
Capital reserve [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	(778)	(778)
Unrealized gains on cash flow hedges (Note 24)	0
Fair value movements in equity investments designated at fair value through other comprehensive income	0
Fair value changes of available-for-sale investments held by an associate	0
Actuarial gains (losses) on post-retirement benefit obligations	0
Transfer from retained profits	0
Profit for the year	0
Final dividend	0
Issue of shares	0
Others	11
Ending balance	(767)	(778)	(778)
Capital reserve [member] | Previously stated [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	(778)
Ending balance		(778)
Hedging reserve [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	134	91
Unrealized gains on cash flow hedges (Note 24)	(110)	43
Fair value movements in equity investments designated at fair value through other comprehensive income	0
Fair value changes of available-for-sale investments held by an associate	0
Actuarial gains (losses) on post-retirement benefit obligations	0
Transfer from retained profits	0
Profit for the year	0
Final dividend	0
Ending balance	24	134	91
Hedging reserve [member] | Previously stated [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	134
Ending balance		134
Statutory reserve [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	570	540
Unrealized gains on cash flow hedges (Note 24)	0
Fair value movements in equity investments designated at fair value through other comprehensive income	0
Fair value changes of available-for-sale investments held by an associate	0
Actuarial gains (losses) on post-retirement benefit obligations	0
Transfer from retained profits	212	30
Profit for the year	0
Final dividend	0
Ending balance	782	570	540
Statutory reserve [member] | Previously stated [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	570
Ending balance		570
Other reserves [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	(2,421)	(2,038)
Unrealized gains on cash flow hedges (Note 24)	0
Fair value movements in equity investments designated at fair value through other comprehensive income	13	(248)
Fair value changes of available-for-sale investments held by an associate	7	(24)
Actuarial gains (losses) on post-retirement benefit obligations	39	(111)
Transfer from retained profits	0
Profit for the year	0
Final dividend	0
Ending balance	(2,362)	(2,421)	(2,038)
Other reserves [member] | Previously stated [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	(2,421)
Ending balance		(2,421)
Retained Profits [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	16,496	14,205	8,784
Unrealized gains on cash flow hedges (Note 24)	0
Fair value movements in equity investments designated at fair value through other comprehensive income	0
Fair value changes of available-for-sale investments held by an associate	0
Actuarial gains (losses) on post-retirement benefit obligations	0
Transfer from retained profits	(212)	(30)
Profit for the year	3,192	2,698	6,342
Final dividend	0	(738)
Others	1
Ending balance	17,882	16,496	14,205
Retained Profits [member] | Previously stated [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	16,496
Ending balance		16,496
Retained Profits [member] | Increase (decrease) due to application of IFRS 16 [member]
Disclosure of reserves within equity [Line Items]
Effect of adoption of IFRS	(1,595)
Retained earnings and other reserves [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	41,946	41,921
Unrealized gains on cash flow hedges (Note 24)	(110)	43
Fair value movements in equity investments designated at fair value through other comprehensive income	13	(248)
Fair value changes of available-for-sale investments held by an associate	7	(24)
Actuarial gains (losses) on post-retirement benefit obligations	39	(111)
Transfer from retained profits	0
Profit for the year	3,192	2,698
Final dividend		(738)
Issue of shares	7,530
Others	12
Ending balance	52,629	41,946	¥ 41,921
Retained earnings and other reserves [member] | Previously stated [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	43,541
Ending balance		¥ 43,541
Retained earnings and other reserves [member] | Increase (decrease) due to application of IFRS 16 [member]
Disclosure of reserves within equity [Line Items]
Effect of adoption of IFRS	¥ (1,595)